Schedule of Investments
September 30, 2025
Camelot Event Driven Fund

	Shares or Principal
Security Description	Amount	Fair Value

Common Stocks - 79.61%

Air Transportation, Scheduled - 1.13%
Southwest Airlines Co. (a) (b)	35,000	1,116,850

Aircraft Engines & Engine Parts - 0.64%
Honeywell International, Inc. (a)	3,000	631,500

Arrangement of Transportation of Freight & Cargo - 0.00%
PS International Group, Ltd. (Hong Kong)	500	242

Automotive - 0.02%
Flyht Aerospace Solutions, Inc. (Canada) * ◦^ †	101,663	0
Kodiak AI, Inc.	3,100	21,204

		21,204

Bakery Products - 0.47%
Bab, Inc.	479,411	469,823

Beverages - 0.39%
Keurig Dr. Pepper, Inc.	15,000	382,650

Biotech & Pharma - 0.00%
Inyx, Inc. * ◦	167,850	0

Cable & Other Pay Television Services - 0.32%
Liberty Broadband Corp.	5,000	317,700

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 6.37%
J. M. Smucker Co. (a)	4,000	434,400
Lamb Weston Holdings, Inc. (a)	45,000	2,613,600
TreeHouse Foods, Inc. (a) *	162,000	3,274,020

		6,322,020

Communications Services, NEC - 0.48%
Intelsat Emergence SA (Luxembourg) * ●	4,675	0
Prosus N.V.	33,388	471,439

		471,439

Construction & Engineering - 0.11%
WeBuild SpA ADR*	25,935	107,628

Drilling Oil & Gas Wells - 0.00%
Seadrill Ltd. (Bermuda) *	2	60

Crude Petroleum & Natural Gas - 1.98%
Crescent Energy Co.	90,000	802,800
Devon Energy Corp. (b)	33,000	1,156,980

		1,959,780

Electric Housewares & Fans - 0.13%
Helen of Troy, Ltd. (a)(b)	5,000	126,000

Financial Services - 0.44%
SBI Holdings, Inc.	10,000	435,074
Sino-Ocean Group Holdings, Ltd.	2,000,000	41,117

		476,190

Gaming, Lodging & Restaurants - 0.10%
Guoco Group Ltd. (Bermuda) *	10,000	97,974

Gold and Silver Ores - 16.19%
B2Gold Corp. (Canada)	720,200	3,564,990
Barrick Gold Corp. (Canada) (a)(b)	52,500	1,720,425
Newmont Corp.	72,000	6,070,320
Seabridge Gold, Inc. (Canada) * (a)	195,000	4,709,250

		16,064,985

Grain Mill Products - 0.39%
Freshpet, Inc.	7,000	385,770

Guided Missiles & Space Vehicles & Parts - 1.26%
Lockheed Martin Corp.	2,500	1,248,025

Hospital & Medical Service Plans - 6.60%
Centene Corp Del	10,000	356,800
Humana Inc. (a) (b)	9,000	2,341,530
Molina Healthcare, Inc.	3,000	574,080
UnitedHealth Group, Inc. (a)	9,500	3,280,350

		6,552,760

Industrial Inorganic Chemicals - 0.69%
Air Products & Chemicals, Inc. (a)(b)	2,500	681,800

Industrial Services - 0.04%
Astaldi SpA SPF (Italy) *	1,022,580	40,903

Internet Content & Information - 0.19%
Scout24 SE ADR *	1,500	187,662

Media - 0.02%
Apogee 21 Holdings, Inc.*	50,000	0
Clear Channel Outdoor Holdings, Inc.	11,249	17,773

		17,773

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd. (Canada) *	109,444	0

Mineral Royalty Traders - 1.62%
Royal Gold, Inc.	8,000	1,604,640

Oil, Gas & Coal - 11.96%
Chevron Corp.	39,000	6,056,310
Diamondback Energy, Inc. (a)	12,500	1,788,750
Occidental Petroleum Corp. (a)	85,000	4,016,250

		11,861,310

Perfumes, Cosmetics & Other Toilet Preparations - 0.56%
Colgate-Palmolive Co.	7,000	559,580

Petroleum Refining - 11.18%
BP PLC ADR (a)	95,000	3,273,700
Marathon Petroleum Corp. (a)	4,000	770,960
Phillips 66 Co. (a)(b)	38,000	5,168,760
Suncor Energy, Inc. (a)	45,000	1,881,450

		11,094,870

Pharmaceutical Preparations- 5.28%
BioMarin Pharmaceutical, Inc. (a)(b)*	92,456	5,007,417
Emisphere Technologies, Inc. Δ *	30,000	234,300

		5,241,717

Plastics Products, NEC - 0.69%
Covestro AG (Germany)	10,000	683,986

Radio Broadcasting Stations - 0.01%
iHeartMedia, Inc. Class A *◦	4,610	13,231
Sirius XM Holdings	62	1,443

		14,674

Radio & TV Broadcasting & Communications Equipment - 0.70%
BlackSky Technology, Inc. (a)	15,000	302,250
KVH Industries, Inc.* ◦ (b)	70,000	392,000

		694,250

Real Estate - 0.23%
Greentown China Holdings Limited	20,000	24,413
Ronshine Service Holding Co., Ltd	150,000	4,067
Shimao Property Holdings Ltd.	2,375,656	114,468
Sunac China Hildings Limited	300,000	65,530
Times China Holdings Ltd.	500,000	12,399
Yuzhou Group Holdings Company Ltd	85,189	2,791

		223,668

Retail - 0.95%
Dollar Tree, Inc.* (a) (b)	10,000	943,700

Retail-Department Stores - 0.00%
NWA SEN *◦ †	791	0

Retail - Eating Places - 3.41%
Starbucks Corp. (a) (b)	40,000	3,384,000

Services - Business Services - 0.53%
Akamai Technologies, Inc.	7,000	530,320

Services-Computer Programming, Data Processing, Etc. - 1.10%
Match Group, Inc.	31,000	1,094,920

Services - Computer Processing & Data Preparation - 0.46%
Sohu.com Ltd.ADR *	29,000	453,270

Services - Employment Agencies - 0.07%
51job, Inc. ADR * Δ	15,400	71,148

Services - Hospitals - 0.48%

Surgery Partners, Inc. (a) *	22,000	476,080

Services - Prepackaged Software - 0.78%
Avidxchange Holdings, Inc. *	50,000	497,500
Rapid7, Inc. (a) *	12,000	225,000
USU Software AG	5,000	56,105

		778,605

Surgical & Medical Instruments & Apparatus - 0.00%
DIH Holdings, Inc. *	3,000	561

Telecommunications - 0.02%
NII Holdings, Inc. Δ * ◦	44,529	22,265

Television Broadcasting Stations - 0.61%
Kenvue, Inc.	37,000	600,510

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. * # ◦ †	43,000	1,019

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.54%
Henry Schein, Inc.	8,000	530,960

Total Common Stock	(Cost $ 72,199,554)	78,981,131

Escrow Shares - 0.00%

Exide Technologies ◦	7,703	0
Pershing Square Tontine Holdings, Ltd. ESCROW	33,000	0

Total Escrow Shares	(Cost $ 585,437)	0

Asset-Backed Securities - 0.06%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 3.874%, (1 Month LIBOR USD + 0.790%) 6/25/2030 ●	2,422	2,320
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.789%, (1 Month LIBOR USD + 0.710%), 2/25/2035 ●	43,232	39,508
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 06/25/2047 ●	417,563	15,257

Total Asset-Backed Securities	(Cost $ 80,540)	57,085

Contingent Value Rights - 0.01%

Miscellaneous Manufacturing Industries - 0.01%
TOYO Co Ltd Rights	1,000	5,767

Pharmaceutical Preparations - 0.00%

Blueprint Medicines Corp. CVR ◦	4,000	0
Optinose CVR ◦	60,000	0
Regulus Therapeutics, Inc. CVR ◦	60,000	0

		0

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *	145,009	0

Total Rights	(Cost $ 0)	5,767

Convertible Bonds - 0.00%

Radio Telephone Communications - 0.00%
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.00%, Perpetual ●	88,196	4,674

Real Estate - 0.00%
Sino Ocean Group Holdings LTD MCB 0.00% 03/27/2027 ● +	2,001,128	28,316

Total Convertible Bonds	(Cost $ 43,231)	32,990

Corporate Bonds - 1.57%

Automotive - 0.00%
Exide Technologies 11.00%, 4/30/2022 + #	546,810	0

Communication Services - 0.00%
SES AI SA 0.00% , 01/14/2033 ◦	4,675	0

Financial Services - 0.09%
Hejun Shunzie Investment, 11.500%, due 6/4/2022 ● +	5,000,000	50
Hellas Telecommunication Luxembourg II SCA (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.750% ) 1/15/2015 ◦ + ^ # †	5,000,000	6,250
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 ● +	100,000	90
Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 ● +	130,000	117
Sino Ocean Group Holdings LTD 3.00% 03/27/2033 ● +	585,000	78,323

		84,830

Oil, Gas & Coal - 0.05%
Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.000%, 07/15/2026 ●	51,830	51,700

Radio Telephone Communications - 0.01%
Digicel Group 0.5 Ltd. 8.00%, 04/01/2025 # ● +	28,351	5,212

Real Estate - 1.20%
CFLD Cayman Investment, 2.500%, 01/31/2031 ●	239,850	4,797
CIFI Holdings Group, 6.550%, 03/28/2024 ● +	1,000,000	98,760
Jingrui Holdings, Ltd., 12.750%, 09/09/2023, Defaulted ● +	5,000,000	12,500
Kaisa group Holdings Ltd., 0.00% 12/31/2026 ●	100,246	2,757
Kaisa group Holdings Ltd., 0.00% Ser A 12/31/2025 ●	75,190	2,256
Kaisa group Holdings Ltd., 0.00% Ser A 12/31/2027 ●	125,314	2,976
Kaisa group Holdings Ltd., 0.00%, 12/31/2028 ●	200,493	4,762
Kaisa group Holdings Ltd., 0.00%, 12/31/2029 ●	200,493	4,762
Kaisa group Holdings Ltd., 0.00%, 12/31/2030 ●	250,617	5,952
Kaisa group Holdings Ltd., 0.00%, 12/31/2031 ●	250,617	5,952
Kaisa group Holdings Ltd., 0.00%, 12/31/2032 ●	472,803	11,229
Kaisa group Holdings Ltd., 5.00% Ser A 12/28/2027 ●	100,246	2,506
Kaisa group Holdings Ltd., 5.750% Ser D 12/28/2030 ●	300,740	4,135
Kaisa group Holdings Ltd., 6.00% 12/28/2031 ●	451,111	5,075
Kaisa group Holdings Ltd., 6.250% Ser F 12/28/2032 ●	422,680	4,755
Kaisa group Holdings Ltd., 6.250% Ser IAI 12/28/2028 ●	150,370	3,195
Kaisa group Holdings Ltd., 6.500% Ser IAI 12/28/2029 ●	250,617	4,699
KWG Group Holdings, Ltd., 7.400%, 001/13/2027 ● +	2,000,000	121,000
Red Sun Properties Group, Inc., 7.30%, 1/13/2025 ● +	4,400,000	33,000
Redco Properties Group, Ltd., 11.000%, 08/06/2023, Defaulted ● +	3,000,000	22,500
Rongchangda Development, 3.00%, 3/29/2028 ● +	249,999	4,375
Rongchangda Development, 3.00%, 3/29/2028 ● +	1,200,001	21,702
Ronshine China Holdings, Ltd., 7.35%, 12/15/2023, Defaulted ● +	1,000,000	8,751
Ronshine China Holdings, Ltd., 8.75%, 10/2/2022, Defaulted ● +	3,000,000	31,500
Shimao Group Holdings, Ltd. 2.000% 01/21/2034 Defaulted ● +	683,532	15,379
Shimao Group Holdings, Ltd. 2.000% 07/21/2032 Defaulted ● +	455,688	14,810
Shimao Group Holdings, Ltd. 2.000% 07/21/2033 Defaulted ● +	683,532	20,506
Shimao Group Holdings, Ltd. 5.000% 07/21/2031 Defaulted ● +	33,080	1,343
Sunac China Holdings, Ltd., 7.250%, 09/30/2030	4,295,256	638,588
Times China Holdings, Ltd., 5.75%, 01/14/2027, Defaulted ● +	2,000,000	65,000
Yuzhou Group Holdings Company Limited 1.000%, 06/30/2034 ● +	49,974	300
Yuzhou Group Holdings Company Limited 4.000%, 06/30/2028 ● +	16,483	577
Yuzhou Group Holdings Company Limited 4.500%, 06/30/2029 ● +	28,704	925
Yuzhou Group Holdings Company Limited 5.000%, 06/30/2030 ● +	38,313	926
Yuzhou Group Holdings Company Limited 5.500%, 06/30/2031 ● +	53,745	1,127
Yuzhou Group Holdings Company Limited 6.000%, 06/30/2027 ● +	14,130	1,830

Zhenro Properties Group 14.724 PERP *Defaulted ● +	6,000,000	7,500
Zhenro Properties Group, 6.630%, 01/06/2026 *Defaulted ● +	500,000	1,230

		1,193,939

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008 ◦	50,000	0

Sovereign - 0.23%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	1,000,000	225,631

Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049 + # ◦ †	25,000	0

Total Corporate Bonds	(Cost $ 2,226,270)	1,561,312

Mortgage-Backed Securities - 0.01%

GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 08/20/2049 ~ ●	63,041	10,264
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.76%, 6/25/2035 ~ ●	6,639	0

Total Mortgage-Backed Securities	(Cost $ 9,732)	10,264

Municipal Bonds ● - 0.18%

Puerto Rico - 0.18%
Puerto Rico Commonwealth Restructured Series A1, 4.00%, 7/01/2037	17,074	16,203
Puerto Rico Commonwealth Restructured Series A1, 5.625%, 7/01/2029	24,036	25,713
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2021 +	10,000	6,850
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2023 +	10,000	6,850
Puerto Rico Electric Power Authority Series DDD, 3.50%, 7/01/2020 +	75,000	51,375
Puerto Rico Electric Power Authority Series DDD, 3.625%, 7/01/2021 +	30,000	20,550
Puerto Rico Electric Power Authority Series TT, 5.00%, 7/01/2020 +	55,000	37,675
Puerto Rico Electric Power Authority Series WW, 5.50%, 7/01/2019 +	15,000	10,275

Total Municipal Bonds	(Cost $ 181,561)	175,491

Preferred Stocks ● - 4.12%

Government Agencies - 4.11%

Federal Home Loan Mortgage Corp. Series B, 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual *∞ **	19,000	396,150
Federal Home Loan Mortgage Corp. Series F, 5.00%, Perpetual *∞ **	4,500	106,200
Federal Home Loan Mortgage Corp. Series H, 5.10%, Perpetual *∞ **	55,000	1,306,800
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual *∞ **	10,600	221,222
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual *∞ **	42,879	890,168
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual *∞ **	25,000	556,250
Federal National Mortgage Corp. Series H, 5.81%, Perpetual *∞	5,500	146,410
Federal National Mortgage Corp. Series I, 5.375%, Perpetual *∞	700	18,900
Federal National Mortgage Corp. Series M, 4.75%, Perpetual *∞	4,440	113,220
Federal National Mortgage Corp. Series N, 5.50%, Perpetual *∞	360	9,378
Federal National Mortgage Corp. Series T 8.25%, Perpetual *∞	20,000	310,000

		4,074,698

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)	722	11,400

Total Preferred Stocks	(Cost $ 1,291,235)	4,086,098

Structured Notes - 0.00%

Financial Services - 0.00%
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 ● +	200,000	180
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 ● +	110,000	99
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 ● +	100,000	90
Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 9/23/2020 ● +	100,000	90

		459

Real Estate - 0.06%
Sino Ocean Group Holdings LTD 1.00% Perpetual ● +	857,626	64,108

Total Structured Notes	(Cost $ 33,600)	64,567

Real Estate Invesment Trust - 6.03%

Crown Castle International Corp.	62,000	5,982,380
Equinix	3,000	2,349,720

Total Real Estate Investment Trust	(Cost $ 8,561,362)	5,982,380

Special Purpose Acquisition Company - 0.22%

A SPAC II Acquisition Corp. ●	15,000	173,850
Airship AI Holdings, Inc. Warrant	6,500	10,855
Nabors Energy Transition Corp. II ●	3,600	30,672
Nature's Miracle Holdings, Inc.	184	24

Total Special Purpose Acquisition Company	(Cost $ 236,000)	215,401

Warrants - 0.00%

Farm Machinery & Equipment - 0.00%
Nature's Miracle Holdings, Inc. Warrant 3/8/2029 @ $0.13 (Notional Value $325)*	2,500	14

Investment Companies - 0.00%
Investcorp Europe Acquisition Corp. I Class A Warrants, 11/23/2028 @ $6.00 (Notional Value $21,000)*◦	3,500	0

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.00%
Captivision, Inc. Warrants @ $0.94 (Notional Value $1,876)*	2,000	80

Miscellaneous Manufacturing Industries - 0.00%
TOYO Co. Ltd. Warrant 1/10/2029 @ $5.77 (Notional Value $28,850)*	5,000	1,750

Services-Automotive Repair, Services & Parking - 0.00%
SunCar Technology Group, Inc. Class A, Warrant 05/18/2028 @ $2.48 (Notional Value $743)*	300	17

Services-Computer Integrated Systems Design - 0.00%
Brand Engagement Network, Inc. Warrant @ $0.29 (Notional Value $607)*	2,066	32

Services-Computer Programming Services - 0.00%
Semantix, Inc. Class A Warrants 08/04/2027 @ $0.00 (Notional Value $0)*	375	0

Surgical & Medical Instruments & Apparatus - 4.17%
DIH Holdings, Inc. Warrant @ $4.68 (Notional Value $140,250)*	30,000	300

Services-Prepackaged Software - 0.00%
Kodiak AI, Inc. Warrants @ $6.84 (Notional Value $10,602)*	1,550	1,651

		1,982

United States Treasury Note Bonds ● - 7.98%

U.S. Government Treasury Bill, 2.75%, 08/15/2032	2,000,000	1,859,531

U.S. Treasury Note, 3.375% 5/15/2033			2,000,000	1,921,563
U.S. Treasury Note, 4.50% 11/15/2033			4,000,000	4,136,094

Total United States Treasury Note Bonds			(Cost $ 7,787,344)	7,917,188

Registered Money Market Funds - 4.18%

Goldman Sachs Trust Financial Square Government Fund - Institutional Class - 4.243% **			4,150,482	4,150,482

Total Registered Money Market Funds			(Cost $ 4,150,482)	4,150,482

Total Investments - 99.78%			(Cost $ 97,075,022)	98,994,099

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE - (9.87)%				(10,614,303)

Other Assets In Excess of Liabilities - 10.92%				10,831,180

Total Net Assets - 100.00%				99,210,977

Options ●

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options
Air Products and Chemicals, Inc., Strike @ $330.00	25	1/16/2026	825,000	50,500
Akamai Technologies, Inc., Strike @ $75.00	70	1/15/2027	525,000	66,050
Barrick Gold Corp., Strike @ $17.00	400	1/16/2026	680,000	26,900
Barrick Mining Corp., Strike @ $17.00	150	12/18/2026	255,000	1815
Biomarin Pharmaceutical, Inc., Strike @ $60.00	320	1/15/2027	1,920,000	43,600
Biomarin Pharmaceutical, Inc., Strike @ $70.00	190	1/16/2026	1,330,000	44,050
BP plc., Strike @ $35.00	250	1/21/2028	875,000	59,450
BP, plc., Strike @ $32.00	250	1/15/2027	800,000	36,400
Chevron Corp., Strike @ $130.00	190	1/15/2027	2,470,000	148,625
Chevron Corp., Strike @ $135.00	50	6/18/2026	675,000	45,875
Chevron Corp., Strike @ $150.00	40	9/18/2026	600,000	26,250
Chevron Corp., Strike @ $155.00	40	12/18/2026	620,000	27,200
Colgate-Palmolive, Co., Strike @ $95.00	70	1/16/2026	665,000	47,800
Crown Castle, Inc., Strike @ $85.00	110	1/15/2027	935,000	64,400
Crown Castle, Inc., Strike @ $87.50	110	1/15/2027	962,500	59,800
Crown Castle, Inc., Strike @ $90.00	40	9/18/2026	360,000	6,280
Crown Castle, Inc., Strike @ $97.50	180	1/15/2027	1,755,000	6,300
Devon Energy Corp., Strike @ $35.00	150	1/15/2027	525,000	24,300
DiamondBack Energy, Inc., Strike @ $140.00	75	6/18/2026	1,050,000	149,500
Dollar Tree, Inc., Strike @ $105.00	100	1/16/2026	1,050,000	121,000
Equinix, Inc., Strike @ $700	10	12/18/2026	700,000	52,250
Equinix, Inc., Strike @ $740	10	12/18/2026	740,000	71,050

Equinix, Inc., Strike @ $750	10	12/19/2025	750,000	106,400
Helen of Troy, Ltd., Strike @ $55.00	50	1/16/2026	275,000	113,250
Honeywell International, Inc., Strike @ 210.00	30	1/16/2026	630,000	50,800
Humana, Inc., Strike @ $240.00	40	1/16/2026	960,000	115,200
Humana, Inc., Strike @ $260.00	50	1/16/2026	1,300,000	66,000
Kenvue, Inc., Strike @ $15.00	250	9/18/2026	375,000	111,150
Lamb Weston Holdings, Inc., Strike @ $50.00	450	1/16/2026	2,250,000	135,000
Lockheed Martin Corp., Strike @ $420.00	25	12/18/2026	1,050,000	61,500
Match Group, Inc., Strike @ $30.00	310	1/16/2026	930,000	49,250
Newmont Corp., Strike @ $30.00	300	1/16/2026	900,000	174,500
Newmont Corp., Strike @ $40.00	420	12/18/2026	1,680,000	240,500
Occidental Petroleum Corp., Strike @ $45.00	310	1/15/2027	1,395,000	63,800
Occidental Petroleum Corp., Strike @ $47.50	100	1/15/2027	475,000	78,100
Occidental Petroleum Corp., Strike @ $47.50	100	6/18/2026	475,000	87,000
Occidental Petroleum Corp., Strike @ $52.50	80	1/16/2026	420,000	5,850
Phillips 66 Co., Strike @ $110.00	120	1/15/2027	1,320,000	75,000
Phillips 66 Co., Strike @ $120.00	50	1/15/2027	600,000	60,000
Phillips 66 Co., Strike @ $130.00	80	1/15/2027	1,040,000	207,900
Phillips 66, Strike @ $120.00	40	11/21/2025	480,000	302,100
Phillips 66, Strike @ $125	90	1/15/2027	1,125,000	133,570
Royal Gold, Inc., Strike @ $160.00	80	12/18/2026	1,280,000	11,400
Southwest Airlines, Inc., Strike @ $25.00	200	1/16/2026	500,000	239,000
Southwest Airlines, Inc., Strike @ $30.00	150	1/15/2027	450,000	16,500
Starbucks, Corp., Strike @ $105.00	100	12/18/2026	1,050,000	76,750
Starbucks, Corp., Strike @ $90.00	200	6/18/2026	1,800,000	154,375
Starbucks, Corp., Strike @ $95.00	100	1/15/2027	950,000	52,250
Suncor Energy, Inc., Strike @ $35.00	200	3/20/2026	700,000	33,125
Suncor Energy, Inc., Strike @ $35.00	250	6/18/2026	875,000	300
The J.M. Smucker Co., Strike @ $95.00	40	1/16/2026	380,000	22,940
UnitedHealth Group, Inc., @ $270.00	20	6/17/2027	540,000	164,300
UnitedHealth Group, Inc., Strike @ $240.00	15	12/19/2025	360,000	352,000
UnitedHealth Group, Inc., Strike @ $280.00	20	1/15/2027	560,000	3,200
UnitedHealth Group, Inc., Strike @ $280.00	20	9/18/2026	560,000	30,870
UnitedHealth Group, Inc., Strike @ $290.00	20	6/17/2027	580,000	67,500

	7150		49,332,500	4,640,775

Call Options
Molina Healthcare, Inc., Strike @ $170.00	30	12/19/2025	510,000	94,350
Centene Corp., Strike @ $30.00	100	6/18/2026	300,000	95,000
BP, plc., Strike @ $35.00	250	1/15/2027	875,000	87,000

	380		1685000	276350

Total Purchased Options		Cost $	51,017,500	4,917,125

Put Options Written
BP, plc., January 15, 2027, Strike @ $20.00	(250)	1/15/2027	(500,000)	(11,750)
Match Group, Inc., January 16, 2026, Strike @ $25.00	(110)	1/16/2026	(275,000)	(2,255)
Occidental Petroleum Corp., January 15, 2027, Strike @ $35.00	(100)	1/15/2027	(350,000)	(18,900)
Phillips 66 Co., January 15, 2027, Strike @ $100.00	(80)	1/15/2027	(800,000)	(39,600)
Henry Schein, Inc., January 16, 2026, Strike @ $60.00	(80)	1/16/2026	(480,000)	(14,400)
Phillips 66, November 21, 2025, Strike @ $105.00	(40)	11/21/2025	(420,000)	(1,200)
Honeywell International, Inc., January 16, 2026, Strike @ 180.00	(30)	1/16/2026	(540,000)	(4,800)
Equinix, Inc., December 19, 2025, Strike @ $700	(10)	12/19/2025	(700,000)	(12,800)

	(700)		(4,065,000)	(105,705)

Call Options Written
Air Products and Chemicals, Inc., Strike @ $330.00	(25)	1/16/2026	(825,000)	(3,500)
Akamai Technologies, Inc., Strike @ $75.00	(70)	1/15/2027	(525,000)	(100,800)
B2Gold Corp., Strike @ $4.50	(1,000)	4/17/2026	(450,000)	(98,000)
B2Gold Corp., Strike @ $3.50	(900)	1/15/2027	(315,000)	(172,800)
B2Gold Corp., Strike @ $4.00	(1,000)	1/15/2027	(400,000)	(161,000)
B2Gold Corp., Strike @ $4.00	(3,000)	1/16/2026	(1,200,000)	(324,000)
Barrick Gold Corp., Strike @ $17.00	(150)	12/18/2026	(255,000)	(247,500)
Barrick Gold Corp., Strike @ $17.00	(375)	1/16/2026	(637,500)	(600,000)
Biomarin Pharmaceutical, Inc., Strike @ $60.00	(320)	1/15/2027	(1,920,000)	(240,000)
Biomarin Pharmaceutical, Inc., Strike @ $70.00	(394)	1/16/2026	(2,758,000)	(27,580)
Biomarin Pharmaceutical, Inc., Strike @ $75.00	(210)	1/16/2026	(1,575,000)	(5,880)
BlackSky Technology, Inc., Strike @ $10.00	(150)	11/21/2025	(150,000)	(142,500)
BP Plc., Strike @ $40.00	(500)	1/15/2027	(2,000,000)	(85,000)
BP Plc., Strike @ $36.00	(150)	10/17/2025	(540,000)	(3,450)
Centene Corp., Strike @ $40.00	(200)	6/18/2026	(800,000)	(98,000)
Chevron Corp., Strike @ $155.00	(40)	12/18/2026	(620,000)	(61,000)
Chevron Corp., Strike @ $130.00	(190)	1/15/2027	(2,470,000)	(576,840)
Chevron Corp., Strike @ $135.00	(50)	6/18/2026	(675,000)	(121,350)
Chevron Corp., Strike @ $160.00	(50)	11/21/2025	(800,000)	(17,500)
Chevron Corp., Strike @ $150.00	(40)	9/18/2026	(600,000)	(64,000)
Colgate-Palmolive, Co., Strike @ $95.00	(70)	1/16/2026	(665,000)	(1,400)
Crescent Energy Co., Strike @ $10.00	(500)	10/17/2025	(500,000)	(3,000)
Crown Castle, Inc., Strike @ $97.50	(180)	1/15/2027	(1,755,000)	(187,200)
Crown Castle, Inc., Strike @ $85.00	(110)	1/15/2027	(935,000)	(200,200)
Crown Castle, Inc., Strike @ $87.50	(110)	1/15/2027	(962,500)	(182,050)
Crown Castle, Inc., Strike @ $85.00	(100)	1/16/2026	(850,000)	(140,000)
Crown Castle, Inc., Strike @ $95.00	(30)	1/16/2026	(285,000)	(18,510)
Crown Castle, Inc., Strike @ $97.50	(50)	11/21/2025	(487,500)	(18,000)
Crown Castle, Inc., Strike @ $90.00	(40)	9/18/2026	(360,000)	(53,800)
DiamondBack Energy, Inc., Strike @ $140.00	(75)	6/18/2026	(1,050,000)	(144,000)
Dollar Tree, Inc., Strike @ $105.00	(100)	1/16/2026	(1,050,000)	(39,500)
Equinix, Inc., Strike @ $700	(10)	12/18/2026	(700,000)	(146,500)
Equinix, Inc., Strike @ $740	(10)	12/18/2026	(740,000)	(122,500)

Equinix, Inc., Strike @ $750	(10)	12/19/2025	(750,000)	(61,500)
Freshpet, Inc., Strike @ $50.00	(70)	12/19/2025	(350,000)	(68,950)
Helen of Troy, Ltd., Strike @ $55.00	(50)	1/16/2026	(275,000)	(1,250)
Henry Schein, Inc., Strike @ $70.00	(80)	1/16/2026	(560,000)	(23,600)
Honeywell International, Inc., Strike @ $210.00	(30)	1/16/2026	(630,000)	(34,500)
Humana, Inc., Strike @ $240.00	(40)	1/16/2026	(960,000)	(147,200)
Humana, Inc., Strike @ $260.00	(50)	1/16/2026	(1,300,000)	(133,500)
Kenvue, Inc., Strike @ $18.00	(120)	12/19/2025	(216,000)	(10,800)
Lamb Weston Holdings, Inc., Strike @ $50.00	(450)	1/16/2026	(2,250,000)	(447,750)
Liberty Broadband Corp Series C., Strike @ $60.00	(50)	12/19/2025	(300,000)	(37,000)
Lockheed Martin Corp., Strike @ $420.00	(25)	12/18/2026	(1,050,000)	(258,500)
Marathon Petroleum Corp., Strike @ $140.00	(40)	12/19/2025	(560,000)	(215,800)
Match Group, Inc., Strike @ $30.00	(310)	1/16/2026	(930,000)	(192,975)
Molina Healthcare, Inc., Strike @ $190.00	(60)	12/19/2025	(1,140,000)	(124,800)
Newmont Corp., Strike @ $40.00	(420)	12/18/2026	(1,680,000)	(1,926,750)
Newmont Corp., Strike @ $30.00	(300)	1/16/2026	(900,000)	(1,651,500)
Occidental Petroleum Corp., Strike @ $45.00	(190)	12/18/2026	(855,000)	(148,200)
Occidental Petroleum Corp., Strike @ $45.00	(110)	1/15/2027	(495,000)	(90,200)
Occidental Petroleum Corp., Strike @ $52.50	(80)	1/16/2026	(420,000)	(12,400)
Occidental Petroleum Corp., Strike @ $47.50	(100)	6/18/2026	(475,000)	(53,000)
Phillips 66 Co., Strike @ $110.00	(120)	1/15/2027	(1,320,000)	(397,800)
Phillips 66 Co., Strike @ $120.00	(50)	1/15/2027	(600,000)	(133,000)
Phillips 66 Co., Strike @ $125.00	(40)	11/21/2025	(500,000)	(51,600)
Phillips 66, Strike @ $125.00	(90)	1/15/2027	(1,125,000)	(212,850)
Phillips 66, Strike @ $130	(80)	1/15/2027	(1,040,000)	(167,200)
Royal Gold, Inc., Strike @ $160.00	(80)	12/18/2026	(1,280,000)	(434,000)
Seabridge Gold, Inc., Strike @ $14.00	(950)	2/20/2026	(1,330,000)	(964,250)
Seabridge Gold, Inc., Strike @ $15.00	(1,000)	1/15/2027	(1,500,000)	(1,100,000)
Southwest Airlines, Inc., Strike @ $30.00	(150)	1/15/2027	(450,000)	(98,250)
Southwest Airlines, Inc., Strike @ $25.00	(200)	1/16/2026	(500,000)	(135,400)
Starbucks, Corp., Strike @ $105.00	(100)	12/18/2026	(1,050,000)	(52,500)
Starbucks, Corp., Strike @ $95.00	(100)	1/15/2027	(950,000)	(85,500)
Starbucks, Corp., Strike @ $90.00	(200)	6/18/2026	(1,800,000)	(149,000)
Suncor Energy, Inc., Strike @ $35.00	(250)	6/18/2026	(875,000)	(207,500)
Suncor Energy, Inc., Strike @ $35.00	(200)	3/20/2026	(700,000)	(157,000)
Surgery Partners, Inc., Strike @ $20	(120)	12/19/2025	(240,000)	(34,200)
The J.M. Smucker Co., Strike @ $95.00	(40)	1/16/2026	(380,000)	(62,000)
Treehouse Foods, Inc., Strike @ $40.00	(250)	10/17/2025	(1,000,000)	(5,000)
UnitedHealth Group, Inc., Strike @ $240.00	(15)	12/19/2025	(360,000)	(162,488)
UnitedHealth Group, Inc., Strike @ $280.00	(20)	1/15/2027	(560,000)	(188,000)
UnitedHealth Group, Inc., Strike @ $270.00	(20)	6/17/2027	(540,000)	(214,550)
UnitedHealth Group, Inc., Strike @ $290.00	(20)	6/17/2027	(580,000)	(188,800)
UnitedHealth Group, Inc., Strike @ $280.00	(20)	9/18/2026	(560,000)	(177,300)

	(16,899)		(65,191,500)	(15,425,723)

Total Written Options		Cost $	(69,256,500)	(10,614,303)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$84,706,149	$-
Level 2 - Other Significant Observable Inputs	8,822,290	-
Level 3 - Significant Unobservable Inputs	434,764	-
Total	$93,963,204	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
SpA - "Società per Azioni," which is an Italian term for a public limited company
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2025.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
◦ Level 3 Security
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $256,565 representing 0.28% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $29,404 representing 0.03% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $28,901,520 representing 31.45% of net assets.
(c) The notional amount is calculated by multiplying outstanding shares by the spot price at September 30, 2025.
# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $12,146 representing 0.01% of net assets.